CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Amortization of right-of-use assets	$ 6,194	[1]	$ 7,766	[1]	$ 10,364	[2]	$ 0	[2]	$ 0	[2]
Changes in operating assets and liabilities:
Inventories	(1,367)	[3]	876	[3]	(1,947)	[4]	(10,260)	[4]	(6,272)	[4]
Accounts payable	13,889	[5]	9,586	[5]	14,077	[6]	21,679	[6]	34,000	[6]
Operating lease liability	(5,625)	[7]	(8,252)	[7]	(10,485)	[8]	0	[8]	0	[8]
Related Party [Member]
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Amortization of right-of-use assets	1,601		1,536		2,059
Changes in operating assets and liabilities:
Inventories	1,299		(832)		(1,850)		(11,848)		(6,322)
Accounts payable	10,627		23,309		13,314		$ 23,309		$ 37,744
Operating lease liability	$ (1,835)		$ (1,446)		$ (1,995)

[1]	Includes related party amortization of operating right-of-use assets of $1,601 and $1,536 for the nine months ended September 30, 2023 and 2022, respectively.
[2]	Includes related party amortization of operating right-of-use assets of $2,059 for the year ended December 31, 2022
[3]	Includes changes in related party balances of ($1,299) and $832 for the nine months ended September 30, 2023 and 2022, respectively.
[4]	Includes changes in related party balances of ($1,850), ($11,848) , and ($6,322) for the years ended December 31, 2022, 2021, and 2020, respectively
[5]	Includes changes in related party balances of $10,627 and $23,309 for the nine months ended September 30, 2023 and 2022, respectively.
[6]	Includes changes in related party balances of $13,314, $23,309, and $37,744 for the years ended December 31, 2022, 2021 and 2020, respectively
[7]	Includes changes in related party balances of ($1,835) and ($1,446) for the nine months ended September 30, 2023 and 2022, respectively.
[8]	Includes changes in related party balance of ($1,995) for the year ended December 31, 2022